Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Share
Schedule of earnings per share

As of December 31,	2024	2023	2022
Profit attributable to the owners of the Group	108,863,270	145,251,024	84,559,995
Weighted average number of shares outstanding in the period	32,194,108	32,194,108	32,202,394
Earnings per share, basic and diluted	3.38	4.51	2.63